Business combinations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Business Combination, Separately Recognized Transactions [Line Items]
Note	$ 5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	$ 50,927